OTHER INCOME AND EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income
Remeasurement of contingent consideration (note 29.9.1)	$ 5,736	$ 4,227	$ 967
Gain from sale of cryptocurrencies	1,146	0	0
Reversal Impairment of cryptocurrencies (note 16)	174	822	0
Insurance recovery	0	2,239	0
Other Remeasurements	0	254	0
Other	2,807	1,883	1,580
Subtotal	9,863	9,425	2,547
Other Expense
Other Remeasurements	(1,711)	0	0
Write-off of convertible notes (note 3.12)	(1,114)	0	0
Fixed and intangibles assets derecognition and disposals	(971)	(1,134)	(1,632)
Impairment of cryptocurrencies	0	0	(1,017)
Other	(443)	(1,689)	(293)
Subtotal	(4,239)	(2,823)	(2,942)
TOTAL	$ 5,624	$ 6,602	$ (395)